Condensed Financial Information of Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ 52,260	$ 36,823	$ 27,062
Operating loss	(3,246)	47,687	41,533
Equity in profit of subsidiaries and variable interest entities	350	2
Interest income	2,255	2,497	1,255
Interest expense			(488)
Net income (loss)	(2,476)	48,026	38,492
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	(4,706)	(5,110)	(3,440)
Operating loss	(4,706)	(5,110)	(3,440)
Equity in profit of subsidiaries and variable interest entities	2,114	52,742	42,171
Interest income	116	394	249
Interest expense			(488)
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492